Product net sales	6 Months Ended
Jun. 30, 2023
Product net sales.
Product net sales

13. Product net sales

For the six months ended June 30, 2023, the product gross sales was fully related to sales of VYVGART and amounts to $555.7 million and the gross to net adjustment for six months ended June 30, 2023 was $68.4 million, resulting in $487.3 million of product net sales for six months ended June 30, 2023.

For the six months ended June 30, 2022, the product gross sales was fully related to sales of VYVGART and amounts to $109.4 million and the gross to net adjustment for six months ended June 30, 2022 was $13.4 million, resulting in $96.0 million of product net sales for six months ended June 30, 2022.

Refer to note 14 for the breakdown of product net sales by regions for six month ended June 30, 2023.